INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORIES	INVENTORIES
The Group's inventory is comprised of hotel and restaurant operating inventory.
For the year ended December 31, 2022, inventories of $17,396 thousand (2021:$9,934 thousand, 2020: $3,460 thousand) were recognized as an expense and included in cost of sales within the Consolidated Statement of Profit or Loss.